HENNESSY TOTAL RETURN FUND
HENNESSY TOTAL RETURN FUND ORIGINAL CLASS SHARES
Investment Objective
The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	HENNESSY TOTAL RETURN FUND HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		HENNESSY TOTAL RETURN FUND HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Shareholder Servicing		0.10%
Interest Expense		0.08%
Other Expenses	[1]	0.59%
All remaining Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.34%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HENNESSY TOTAL RETURN FUND HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS	137	426	736	1,618

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in the ten highest dividend-yielding Dow Jones Industrial
Average ("DJIA")* stocks (known as the "Dogs of the Dow"), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten "Dogs of the Dow"
stocks, in roughly equal dollar amounts, and approximately 50% of its assets in
U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund's performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the
Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of
U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

* The Dow Jones Industrial Average is the property of the Dow Jones & Company,
  Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this
  Prospectus.

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the
DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the
Fund's asset allocation strategy.

Principal Risks
Although a portion of the Fund's portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Total Return Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing
Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund's losses would be greater than if it had not.
Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund's highest quarterly return was
15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns HENNESSY TOTAL RETURN FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Dow Jones	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	14.06%	4.31%	3.15%
90-Day U.S.	90-Day U.S. Treasury security (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%
HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS	Hennessy Total Return Fund Return before taxes	14.09%	2.50%	2.59%
HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS After Taxes on Distributions	Hennessy Total Return Fund Return after taxes on distributions	13.80%	2.14%	2.23%
HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS After Taxes on Distributions and Sales	Hennessy Total Return Fund Return after taxes on distributions and sale of Fund shares	9.49%	2.11%	2.14%

HENNESSY BALANCED FUND
HENNESSY BALANCED FUND ORIGINAL CLASS SHARES
Investment Objective
The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	HENNESSY BALANCED FUND HENNESSY BALANCED FUND - ORIGINAL CLASS
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		HENNESSY BALANCED FUND HENNESSY BALANCED FUND - ORIGINAL CLASS
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Shareholder Servicing		0.10%
Other Expenses	[1]	0.91%
All remaining Other Expenses		0.81%
Total Annual Fund Operating Expenses		1.66%
[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HENNESSY BALANCED FUND HENNESSY BALANCED FUND - ORIGINAL CLASS	169	523	902	1,965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average ("DJIA")*
stocks (known as the "Dogs of the Dow"), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the
DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund's portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

* The Dow Jones Industrial Average is the property of the Dow Jones & Company,
  Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this
  Prospectus.

Principal Risks
Although approximately 50% of the Fund's portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Balanced Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund's performance.

Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund's highest quarterly return was
14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns HENNESSY BALANCED FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Dow Jones	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	14.06%	4.31%	3.15%
90-Day U.S.	90-Day U.S. Treasury security (reflects no deduction for fees, expenses or taxes)	0.13%	2.30%	2.26%
HENNESSY BALANCED FUND - ORIGINAL CLASS	Hennessy Balanced Fund Return before taxes	8.17%	3.15%	2.14%
HENNESSY BALANCED FUND - ORIGINAL CLASS After Taxes on Distributions	Hennessy Balanced Fund Return after taxes on distributions	8.08%	2.59%	1.57%
HENNESSY BALANCED FUND - ORIGINAL CLASS After Taxes on Distributions and Sales	Hennessy Balanced Fund Return after taxes on distributions and sale of Fund shares	5.42%	2.57%	1.65%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001005778
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
HENNESSY TOTAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY TOTAL RETURN FUND ORIGINAL CLASS SHARES
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in the ten highest dividend-yielding Dow Jones Industrial
Average ("DJIA")* stocks (known as the "Dogs of the Dow"), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten "Dogs of the Dow"
stocks, in roughly equal dollar amounts, and approximately 50% of its assets in
U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund's performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the
Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of
U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

* The Dow Jones Industrial Average is the property of the Dow Jones & Company,
  Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this
  Prospectus.

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the
DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the
Fund's asset allocation strategy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although a portion of the Fund's portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Total Return Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing
Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund's losses would be greater than if it had not.
Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period shown on the bar chart, the Fund's highest quarterly return was
15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
HENNESSY TOTAL RETURN FUND | HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDOGX
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
All remaining Other Expenses	rr_ExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,618
Annual Return 2001	rr_AnnualReturn2001	(0.25%)
Annual Return 2002	rr_AnnualReturn2002	(8.69%)
Annual Return 2003	rr_AnnualReturn2003	22.57%
Annual Return 2004	rr_AnnualReturn2004	2.34%
Annual Return 2005	rr_AnnualReturn2005	(0.11%)
Annual Return 2006	rr_AnnualReturn2006	21.83%
Annual Return 2007	rr_AnnualReturn2007	2.03%
Annual Return 2008	rr_AnnualReturn2008	(31.76%)
Annual Return 2009	rr_AnnualReturn2009	16.92%
Annual Return 2010	rr_AnnualReturn2010	14.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.41%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Total Return Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
HENNESSY TOTAL RETURN FUND | HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Total Return Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%
HENNESSY TOTAL RETURN FUND | HENNESSY TOTAL RETURN FUND - ORIGINAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Total Return Fund Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.14%
HENNESSY TOTAL RETURN FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
HENNESSY TOTAL RETURN FUND | Dow Jones
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.15%
HENNESSY TOTAL RETURN FUND | 90-Day U.S.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	90-Day U.S. Treasury security (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
HENNESSY BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY BALANCED FUND ORIGINAL CLASS SHARES
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Original Class shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the ten highest dividend-yielding Dow Jones Industrial Average ("DJIA")*
stocks (known as the "Dogs of the Dow"), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. When the Fund purchases stock, it will also purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

The Fund holds its stock investments for one year. This includes stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the
DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the Fund's portfolio will consist of approximately 50% U.S. Treasury securities and approximately 50% of the ten highest yielding stocks in the DJIA in approximately equal dollar amounts.

* The Dow Jones Industrial Average is the property of the Dow Jones & Company,
  Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this
  Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although approximately 50% of the Fund's portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Balanced Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund's performance.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment will fluctuate over time and it is possible to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the fund's performance.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Return, Caption	rr_AnnualReturnCaption	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period shown on the bar chart, the Fund's highest quarterly return was
14.05% for the quarter ended September 30, 2009 and the lowest quarterly return was -12.52% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The 90-day U.S. Treasury security most closely approximates the treasury securities held by the Fund because the Fund purchases treasury securities having a maturity of less than one year.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
HENNESSY BALANCED FUND | HENNESSY BALANCED FUND - ORIGINAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBFBX
Sales charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
All remaining Other Expenses	rr_ExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Annual Return 2001	rr_AnnualReturn2001	0.55%
Annual Return 2002	rr_AnnualReturn2002	(4.55%)
Annual Return 2003	rr_AnnualReturn2003	12.38%
Annual Return 2004	rr_AnnualReturn2004	0.20%
Annual Return 2005	rr_AnnualReturn2005	(2.08%)
Annual Return 2006	rr_AnnualReturn2006	16.03%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(22.76%)
Annual Return 2009	rr_AnnualReturn2009	17.31%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Balanced Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.14%
HENNESSY BALANCED FUND | HENNESSY BALANCED FUND - ORIGINAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Balanced Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
HENNESSY BALANCED FUND | HENNESSY BALANCED FUND - ORIGINAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hennessy Balanced Fund Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.65%
HENNESSY BALANCED FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
HENNESSY BALANCED FUND | Dow Jones
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.15%
HENNESSY BALANCED FUND | 90-Day U.S.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	90-Day U.S. Treasury security (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%

[1]	Other expenses include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.